Other asset - Summary of detailed information about other asset (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2021
Cost
Ending balance	$ 19,530	$ 19,530	$ 19,530
Accumulated amortization
Beginning balance	17,089
Amortization	2,441
Ending balance	19,530
Net carrying amounts	$ 0	$ 0